Annual Operating Expenses - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund - Class K6
Sep. 28, 2024
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%